Lease obligations	12 Months Ended
Dec. 31, 2022
Lease obligations.
Lease obligations

20.Lease obligations

Below is a summary of the activity related to the Company’s lease liabilities for the year ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022	2021	2020
Lease obligations, December 31, 2021	$1,188,769	$354,199	$689,644
Additions	386,090	953,868	12,199
Disposals	—	—	(67,787)
Interest on lease liabilities	114,131	34,712	53,549
Interest payments on lease liabilities	(114,131)	(34,712)	(53,549)
Principal payments of lease liabilities	(270,795)	(150,924)	(338,276)
Foreign exchange difference	(97,816)	31,626	58,419
Lease obligations, end of year	$1,206,248	$1,188,769	$354,199

The Company and its subsidiaries have entered into agreements to lease office premises until 2025. The annual rent expenses for premises consist of minimum rent and do not include variable costs. The minimum payments under all agreements are as follows:

2023	$679,718
2024	496,123
2025	232,461
$1,408,302